Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands			4 Months Ended	12 Months Ended
	Apr. 24, 2020	Apr. 09, 2019	Apr. 24, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Capital requirements				$ 270,049
Number of shares issued				71,063,212,170
Number of shares outstanding				66,862,560,649	66,004,214,830
Number of treasury shares held				4,200,651,521	5,058,997,340
Merger transaction description				any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve				$ 358,440	$ 358,440
Amount of Mexican withholding tax				10.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve				5.00%
Top of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve				20.00%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				20,578,173,274
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				519,948,436
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				49,965,090,460
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				20,578,173,274	20,601,632,660
Dividends paid	$ 0.38	$ 0.35
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				519,926,536	530,563,378
Dividends paid	0.38	0.35
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				45,764,460,839	44,872,018,792
Number of treasury shares held				4,200,629,621	5,058,975,440
Periodic payment of dividend		0.18	$ 0.19
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Dividends paid	$ 0.38	0.35
Periodic payment of dividend		$ 0.17
Periodic payable date of dividend	July 20 and November 09, 2020
Class A [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held				21,900	21,900